CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SOBR Safe Intellectual Technology, net of accumulated amortization	$ 417,586	$ 224,854	$ 0
Current liabilities
Notes payable current - related parties, unamortized debt discount	0	8,656	8,656
Notes payable -related parties-less current portion	897,603	897,603	0
Notes payable -non-related parties-less current portion	$ 901,121	$ 901,121	$ 0
Stockholders' Deficit
Common stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	25,981,203	25,922,034	6,452,993
Common stock, shares outstanding	25,981,203	25,922,034	6,452,993
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	19,300,000	19,300,000	19,300,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A-1 Convertible Preferred stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,700,000	2,700,000	2,700,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0